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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-4260

                   RIVERSOURCE GOVERNMENT INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, MN              55474
     (Address of principal executive offices)                 (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 5/31

Date of reporting period: 7/1/06-6/30/07

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04260
Reporting Period: 07/01/2006 - 06/30/2007
RiverSource Government Income Series, Inc.









=============== RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND ================

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

================== RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND ===================

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

========== END NPX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              RiverSource Government Income Series, Inc.


By (Signature and Title)* /s/ Patrick T. Bannigan
                          ------------------------------------------
                          Patrick T. Bannigan
                          President

Date                      August 24, 2007

* Print the name and title of each signing officer under his or her signature.